PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Electronic equipment	5,421,548	5,484,660	772,498
Office equipment and fixtures	15,376	11,207	1,578
Data center machinery and equipment	319,652	315,086	44,379
Building	161,428	128,793	18,140
Construction in progress	3,459	335,162	47,206
	5,921,463	6,274,908	883,801
Less: accumulated depreciation	(3,788,469)	(4,088,763)	(575,889)
Property and equipment, net	2,132,994	2,186,145	307,912

Depreciation expense for the years ended December 31, 2021, 2022 and 2023 was RMB783,305, RMB983,509 and RMB760,023 (US$107,047), respectively.

For the year ended December 31, 2022, the Group performed recoverability tests using the undiscounted cash flows method, and concluded that the long-lived assets were recoverable. As such, the Group did not recognize any impairments of long-lived assets for the year ended December 31, 2022.

In consideration of the continuous declines in public cloud service revenue as result of the Group’s partial scale-down of its content delivery network (“CDN”) services, the Group performed recoverability tests and the results indicated that long-lived assets associated with the public cloud asset group were not recoverable during the year ended December 31, 2023. As the estimated fair value of these assets was below their carrying value, the Group recognized a total of RMB653,670 (US$92,067) of impairment loss on its long-lived assets for the year ended December 31, 2023. The Group determines the fair value of the asset group using the discounted cash flows method with the assistance of an independent third-party valuation firm. The significant assumptions used in the discounted cash flows included revenue growth rates for public cloud services, IDC costs, and discount rate, all of which were classified as level 3 inputs under the fair value hierarchy.

The Group performed a recoverability test for the public cloud asset group as of December 31, 2023, and no further impairment is considered necessary.